Expense Example - FidelityAdvisorLimitedTermBondFund-RetailPRO - FidelityAdvisorLimitedTermBondFund-RetailPRO - Fidelity Advisor Limited Term Bond Fund - Fidelity Limited Term Bond Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381